Performance Management - American Century ETF Trust - Avantis Total Equity Markets ETF	Jul. 09, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit avantisinvestors.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information is designed to help you see how fund returns can vary.
Performance One Year or Less [Text]	The fund’s performance history is not available as of the date of this prospectus.
Performance Availability Website Address [Text]	avantisinvestors.com